BENEFIT PLANS	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
BENEFIT PLANS
BENEFIT PLANS

In conjunction with our IPO, we approved the 2017 Employee Stock Purchase Plan ("ESPP") that provides certain of our employees the opportunity to purchase shares of our common stock through separate offerings that may vary in terms. We have provided for the issuance of up to 2,500,000 shares to be utilized in the ESPP. Although approved, we have not authorized employees to purchase shares under the ESPP.

In 2015 we instituted a nonqualified deferred compensation plan that provides certain of our employees with the opportunity to elect to defer base salary and performance-based compensation, which, upon such election, will be credited to the participant’s deferred compensation account. Participant contributions are fully vested at all times. Each deferred compensation account will be invested in one or more investment funds made available by us and selected by the participant. We may make discretionary contributions to the individual deferred compensation accounts, with the amount, if any, determined annually by us. Our contributions vest over three years. Each vested deferred compensation account will be paid out in a lump sum either upon a participant’s separation from service or a future date chosen by the participant at the time of enrollment. The amount deferred under this plan totaled $3.6 million, $3.3 million and $1.4 million as of December 31, 2018, 2017 and 2016, respectively, and was recorded in Other long-term liabilities.

In 2013 we instituted a Registered Retirement Savings Plan (“RRSP”) which covers all Canadian employees. We match the employee contribution at a rate of 50% of the first 6% of compensation contributed to the RRSP. Employee contributions vest immediately. Employer contributions vest 50% after one year and 100% after two years. Our contributions to the RRSP were $0.2 million for each of the years ended December 31, 2018, 2017 and 2016.

In 2010 we instituted a 401(k) retirement savings plan which covers all U.S. employees. Employees may voluntarily contribute up to 90% of their compensation, as defined, to the plan. We match the employee contribution at a rate of 50% of the first 6% of compensation contributed to the plan. Employee contributions vest immediately. Employer contributions vest in full after three years of employment. Our contributions to the plan were $1.4 million, $1.3 million and $1.1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

We own life insurance policies on plan beneficiaries as an informal funding vehicle to meet future benefit obligations. These policies are recorded at their cash surrender value and are included in other assets. Income generated from policies is recorded as Other income.